Income Tax - Schedule of Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Major components of tax expense (income) [abstract]
Net income (loss) before tax for the year	$ (5,308)	$ 7,757
Statutory rate	27.00%	27.00%
Income tax at statutory rates	$ (1,433)	$ 2,094
Non-deductible permanent differences and other	194	346
Change in unrecognized deferred income tax assets	1,585	(4,463)
Tax expense (recovery) for the year	$ 346	$ (2,023)